Accounts Receivable - Schedule of Accounts Receivable (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Funds in trust		$ 189
Prepaid expenses		4
Government institutions		22	9
Related parties		3	3
Other			1
Total Accounts Receivable	$ 92	$ 218	$ 13